Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

July 31, 2019

LCSK6-QTLY-0919
1.9883968.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	16,484	$911,071
Entertainment - 1.6%
Activision Blizzard, Inc.	4,862	236,974
Electronic Arts, Inc. (a)	4,955	458,338
Vivendi SA	20,208	563,283
		1,258,595
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	248	302,114
Class C (a)	248	301,737
		603,851
Media - 5.1%
Comcast Corp. Class A	69,312	2,992,199
Discovery Communications, Inc. Class A (a)	1,323	40,100
Fox Corp. Class A	11,020	411,266
Interpublic Group of Companies, Inc.	12,731	291,795
Omnicom Group, Inc.	1,180	94,660
Sinclair Broadcast Group, Inc. Class A	4,100	206,025
		4,036,045

TOTAL COMMUNICATION SERVICES		6,809,562

CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.0%
Gentex Corp.	726	19,907
Distributors - 0.2%
LKQ Corp. (a)	6,148	165,566
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	5,500	28,710
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	3,011	375,442
Whirlpool Corp.	1,700	247,316
		622,758
Internet & Direct Marketing Retail - 0.9%
The Booking Holdings, Inc. (a)	365	688,613
Leisure Products - 0.2%
Brunswick Corp.	2,700	132,732
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	993	101,038
Specialty Retail - 0.9%
Lowe's Companies, Inc.	5,545	562,263
TJX Companies, Inc.	2,426	132,363
		694,626
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	700	62,244

TOTAL CONSUMER DISCRETIONARY		2,516,194

CONSUMER STAPLES - 9.0%
Beverages - 1.1%
The Coca-Cola Co.	16,125	848,659
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	4,671	254,523
Walmart, Inc.	11,460	1,264,955
		1,519,478
Food Products - 0.7%
Nestle SA sponsored ADR	2,905	308,162
The Hershey Co.	508	77,084
The Kraft Heinz Co.	6,800	217,668
		602,914
Household Products - 1.3%
Procter & Gamble Co.	7,422	876,093
Spectrum Brands Holdings, Inc.	2,807	140,659
		1,016,752
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	600	18,258
Tobacco - 4.0%
Altria Group, Inc.	55,639	2,618,928
British American Tobacco PLC sponsored ADR	16,196	576,740
		3,195,668

TOTAL CONSUMER STAPLES		7,201,729

ENERGY - 10.4%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	14,789	375,493
Oil, Gas & Consumable Fuels - 9.9%
BP PLC sponsored ADR	19,754	785,024
Cenovus Energy, Inc. (Canada)	135,050	1,255,541
Equinor ASA sponsored ADR	37,852	674,144
Exxon Mobil Corp.	48,959	3,640,591
Galp Energia SGPS SA Class B	13,800	214,840
Hess Corp.	11,236	728,542
Kosmos Energy Ltd.	68,605	412,316
The Williams Companies, Inc.	7,439	183,297
Valero Energy Corp.	413	35,208
		7,929,503

TOTAL ENERGY		8,304,996

FINANCIALS - 18.2%
Banks - 12.3%
Bank of America Corp.	83,305	2,555,797
Citigroup, Inc.	11,206	797,419
First Hawaiian, Inc.	3,317	88,763
JPMorgan Chase & Co.	15,568	1,805,888
M&T Bank Corp.	756	124,173
PNC Financial Services Group, Inc.	6,621	946,141
Standard Chartered PLC (United Kingdom)	34	280
SunTrust Banks, Inc.	12,262	816,649
U.S. Bancorp	11,478	655,968
Wells Fargo & Co.	42,128	2,039,416
		9,830,494
Capital Markets - 3.8%
Cboe Global Markets, Inc.	623	68,100
Charles Schwab Corp.	5,722	247,305
KKR & Co. LP	12,218	326,832
Morgan Stanley	7,901	352,069
Northern Trust Corp.	10,790	1,057,420
State Street Corp.	16,162	938,851
		2,990,577
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	1,900	26,628
Insurance - 0.6%
Chubb Ltd.	1,738	265,636
The Travelers Companies, Inc.	1,491	218,610
		484,246
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp.	18,546	238,316
Radian Group, Inc.	40,015	912,342
		1,150,658

TOTAL FINANCIALS		14,482,603

HEALTH CARE - 17.0%
Biotechnology - 2.3%
AbbVie, Inc.	3,200	213,184
Alexion Pharmaceuticals, Inc. (a)	5,102	578,006
Alnylam Pharmaceuticals, Inc. (a)	1,454	112,816
Amgen, Inc.	1,716	320,171
AnaptysBio, Inc. (a)	518	27,822
Gritstone Oncology, Inc.	5,036	52,878
Heron Therapeutics, Inc. (a)	1,036	18,068
Insmed, Inc. (a)	6,175	135,541
Intercept Pharmaceuticals, Inc. (a)(b)	5,968	375,089
		1,833,575
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	421	106,429
Boston Scientific Corp. (a)	16,555	702,925
		809,354
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	6,290	548,174
Cardinal Health, Inc.	12,196	557,723
Cigna Corp.	4,758	808,479
Covetrus, Inc. (a)	2,630	62,252
CVS Health Corp.	22,491	1,256,572
Humana, Inc.	500	148,375
McKesson Corp.	7,458	1,036,289
UnitedHealth Group, Inc.	3,181	792,101
		5,209,965
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,855	15,867
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	7,332	128,970
Pharmaceuticals - 7.0%
Bayer AG	15,494	1,003,531
Bristol-Myers Squibb Co.	33,937	1,507,142
Corteva, Inc.	3,085	91,008
GlaxoSmithKline PLC sponsored ADR	31,797	1,312,580
Jazz Pharmaceuticals PLC (a)	1,713	238,758
Johnson & Johnson	9,200	1,198,024
Perrigo Co. PLC	1,556	84,040
TherapeuticsMD, Inc. (a)(b)	51,306	110,308
		5,545,391

TOTAL HEALTH CARE		13,543,122

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.	1,417	263,477
Huntington Ingalls Industries, Inc.	719	164,148
United Technologies Corp.	5,999	801,466
		1,229,091
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	1,704	142,676
FedEx Corp.	1,842	314,116
United Parcel Service, Inc. Class B	12,043	1,438,777
		1,895,569
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	2,327	106,949
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,733	232,603
Hubbell, Inc. Class B	1,347	174,948
		407,551
Industrial Conglomerates - 5.3%
3M Co.	100	17,472
General Electric Co.	401,665	4,197,394
		4,214,866
Machinery - 0.9%
Deere & Co.	500	82,825
Flowserve Corp.	6,236	311,987
Wabtec Corp. (b)	4,414	342,880
		737,692
Professional Services - 0.3%
IHS Markit Ltd. (a)	3,306	212,973
Road & Rail - 3.4%
J.B. Hunt Transport Services, Inc.	5,704	583,918
Knight-Swift Transportation Holdings, Inc. Class A	20,202	724,040
Lyft, Inc.	3,653	211,240
Norfolk Southern Corp.	1,819	347,647
Union Pacific Corp.	4,619	831,189
		2,698,034

TOTAL INDUSTRIALS		11,502,725

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	3,494	193,568
IT Services - 2.8%
DXC Technology Co.	1,800	100,386
Interxion Holding N.V. (a)	1,897	142,844
MasterCard, Inc. Class A	1,235	336,253
Paychex, Inc.	1,513	125,655
Unisys Corp. (a)	13,681	169,508
Visa, Inc. Class A	7,787	1,386,086
		2,260,732
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	864	101,485
Applied Materials, Inc.	7,955	392,738
Lam Research Corp.	751	156,666
Marvell Technology Group Ltd.	2,100	55,146
NVIDIA Corp.	690	116,417
Qualcomm, Inc.	23,898	1,748,378
		2,570,830
Software - 7.0%
Autodesk, Inc. (a)	600	93,702
Microsoft Corp.	28,947	3,944,608
Oracle Corp.	14,253	802,444
SAP SE sponsored ADR	6,196	762,294
		5,603,048
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	7,502	1,598,226

TOTAL INFORMATION TECHNOLOGY		12,226,404

MATERIALS - 0.8%
Chemicals - 0.8%
International Flavors & Fragrances, Inc.	523	75,307
Intrepid Potash, Inc. (a)	30,223	113,034
Nutrien Ltd.	6,701	367,392
The Scotts Miracle-Gro Co. Class A	895	100,401
		656,134
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	1,038	219,662
Equinix, Inc.	734	368,541
Simon Property Group, Inc.	506	82,073
		670,276
UTILITIES - 0.5%
Electric Utilities - 0.4%
Duke Energy Corp.	828	71,804
Exelon Corp.	486	21,899
PPL Corp.	2,848	84,386
Southern Co.	2,186	122,853
		300,942
Multi-Utilities - 0.1%
Sempra Energy	415	56,203

TOTAL UTILITIES		357,145

TOTAL COMMON STOCKS
(Cost $73,099,884)		78,270,890

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.43% (c)	1,495,070	1,495,369
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	650,650	650,715
TOTAL MONEY MARKET FUNDS
(Cost $2,146,084)		2,146,084
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $75,245,968)		80,416,974
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(701,130)
NET ASSETS - 100%		$79,715,844

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,320
Fidelity Securities Lending Cash Central Fund	2,328
Total	$10,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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